Federated Hermes Tax-Free Obligations Fund Average Annual Total Returns - Advisor Shares [Member] - AVR	12 Months Ended	60 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	3.35%	1.58%
Performance Inception Date		Jan. 18, 2019